Consolidated Cash Flow Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Loss for the period	€ (63,953)	€ (56,032)	€ (9,971)
Adjustments for:
Depreciation of property, plant and equipment	125	61	50
Impairment of property, plant and equipment	1,965	0	0
Depreciation of right-of-use assets	415	313	163
Amortization of intangible assets	34	11	11
Expenses(+) for share-based payment transactions	1,981	32,160	0
Other non-cash expenses(+)	112	346	0
Interest and similar income	0	(2)	0
Interest and similar expense	4,781	2,040	702
Movements in provisions	2,091	(526)	418
Decrease(+)/increase(-) in other assets	(3,760)	(5,766)	456
Increase(+)/decrease(-) in trade and other payables	5,218	322	(1,284)
Increase(+)/decrease(-) in advance payments received from customers	4,286	26,448	800
Interest paid	(436)	(561)	(120)
Net cash used in operating activities	(47,141)	(1,186)	(8,775)
Investing activities
Purchase of intangible assets	(223)	0	0
Purchase of property, plant and equipment	(1,429)	(42)	(1,139)
Net cash used in investing activities	(1,652)	(42)	(1,139)
Financing activities
Transaction cost on issue of shares	(2,825)	(2,192)
Proceeds from borrowings	0	10,657	3,710
Repayments of borrowings	(2,187)	(2,327)	0
Payment of principal portion of lease liabilities	(378)	(282)	(92)
Net cash from financing activities	138,562	44,085	8,806
Net increase (decrease) in cash and cash equivalents	89,769	42,857	(1,108)
Effect of currency translation on cash and cash equivalents	(94)	0	0
Cash and cash equivalents at the beginning of the financial year	43,264	407	1,515
Cash and cash equivalents at end of year	132,939	43,264	407
IPO [member]
Financing activities
Transaction cost on issue of shares	(2,690)	0	0
Proceeds from issue of shares	142,334	0	0
Institutional investors [member]
Financing activities
Transaction cost on issue of shares	(17)	(2,192)	(109)
Proceeds from issue of shares	€ 1,500	€ 38,229	€ 5,297